UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (4.7%)
Domestic Bank (0.4%)
Citibank NA
1.42%, 12/14/17	$2,000	$2,000

International Banks (4.3%)
Bank of Montreal
1.36%, 9/21/17	10,000	10,002
Oversea-Chinese Banking Corp.,
1.28%, 9/25/17	5,000	5,000
1.30%, 9/20/17	8,000	8,000
		23,002
Total Certificates of Deposit (Cost $25,000)		25,002

Commercial Paper (a) (7.7%)
Domestic Banks (1.8%)
ABN Amro Funding USA LLC
1.43%, 12/18/17	2,000	1,990
Toronto Dominion Holding
1.31%, 9/25/17 (b)	7,700	7,685
		9,675
Insurance (0.4%)
Metlife Short Term Funding LLC
1.29%, 9/21/17	2,000	1,997

International Banks (5.5%)
Banque Et Caisse
1.44%, 1/10/18	5,000	4,970
DBS Bank Ltd.
1.30%, 9/22/17	5,000	4,991
Erste Abwicklungsanstalt
1.36%, 12/15/17	2,500	2,488
Federation Des Caisses
1.29%, 9/26/17	5,000	4,991
Suncorp-Metway Ltd.,
1.36%, 8/15/17	3,000	2,998
1.40%, 11/28/17 (b)	2,000	1,991
1.42%, 12/14/17 – 12/19/17	7,000	6,962
		29,391
Total Commercial Paper (Cost $41,057)		41,063

Floating Rate Notes (36.3%)
Automobiles (4.9%)
Toyota Finance Australia Ltd.
1.42%, 1/18/18	5,000	5,002
Toyota Motor Credit Corp.,
1.38%, 2/16/18	5,000	5,001
1.41%, 3/15/18 – 4/24/18	10,000	10,001
1.44%, 3/23/18	2,000	2,001

Toyota Motor Finance Netherlands
1.43%, 4/24/18	4,000	4,000
		26,005
Diversified Financial Services (1.5%)
Collateralized Commercial Paper II Co., LLC,
1.41%, 12/27/17 (b)	2,000	2,001
1.42%, 12/27/17 – 2/26/18(b)	6,000	6,000
		8,001
Domestic Banks (4.7%)
Bank of America NA,
1.41%, 11/17/17	3,000	3,000
1.47%, 11/17/17	2,000	2,000
1.62%, 10/16/17	3,000	3,000
HSBC Bank USA NA
1.69%, 11/1/17	3,000	3,003
ING US Funding LLC,
1.37%, 11/13/17	5,000	5,001
1.41%, 11/6/17	2,000	2,001
JP Morgan Securities LLC,
1.40%, 1/25/18	5,000	5,002
1.68%, 11/1/17 (b)	2,000	2,002
		25,009
International Banks (25.2%)
ASB Finance Ltd. London
1.60%, 11/9/17 (b)	3,000	3,003
Bank of Montreal
1.36%, 11/20/17	5,000	5,001
BNZ International Funding Ltd.,
1.37%, 12/28/17 (b)	2,000	2,000
1.43%, 10/10/17 (b)	5,000	5,002
1.50%, 9/5/17 (b)	5,000	5,001
Commonwealth Bank of Australia
1.59%, 12/8/17 (b)	4,000	4,005
Credit Suisse AG
2.03%, 9/12/17	6,000	6,006
Erste Abwicklungsanstalt
1.45%, 10/27/17 (b)	3,000	3,001
HSBC Bank PLC,
1.57%, 9/15/17 (b)	2,000	2,001
1.64%, 11/10/17 (b)	4,000	4,004
Mizuho Bank Ltd.,
1.63%, 8/24/17	7,000	7,002
1.94%, 12/12/17	2,200	2,205
National Australia Bank Ltd.,
1.33%, 1/29/18 (b)	10,000	9,999
1.47%, 12/1/17 (b)	3,000	3,002
1.61%, 9/5/17 (b)	2,000	2,001
Nordea Bank Finland PLC
1.72%, 9/6/17	2,000	2,001
Oversea-Chinese Banking Corp.,
1.37%, 11/20/17 (b)	2,000	2,000
1.44%, 9/26/17 (b)	3,000	3,001
Royal Bank of Canada
1.69%, 10/24/17	4,000	4,004
Skandinaviska Enskilda Banken AB
1.33%, 10/26/17	3,000	3,000

Sumitomo Mitsui Banking Corp.,
1.41%, 11/22/17	3,000	3,000
1.95%, 9/15/17	5,000	5,004
Sumitomo Mitsui Trust Bank Ltd.
2.00%, 9/18/17	5,000	5,005
Svenska Handelsbanken AB,
1.31%, 10/27/17	5,000	5,001
1.35%, 12/27/17 – 1/25/18	15,000	15,000
1.36%, 2/23/18	5,000	5,000
Toronto Dominion Bank,
1.63%, 11/6/17	5,000	5,005
1.70%, 10/18/17	3,000	3,003
United Overseas Bank Ltd.
1.37%, 10/6/17 (b)	5,000	5,001
Westpac Banking Corp.
1.70%, 1/26/18 (b)	3,000	3,006
Westpac Securities NZ Ltd.
1.61%, 11/2/17 (b)	3,000	3,003
		134,267
Total Floating Rate Notes (Cost $193,226)		193,282

Repurchase Agreements (22.4%)
ABN Amro Securities LLC, (1.26%, dated 7/31/17, due 8/1/17; proceeds $1,000; fully collateralized by various Corporate Bonds, 2.90% - 7.13% due 7/19/18 - 7/15/43; valued at $1,051)	1,000	1,000
Bank of Montreal, (1.26%, dated 7/31/17, due 8/1/17; proceeds $5,000; fully collateralized by various Corporate Bonds, 1.45% - 8.40% due 10/27/17 - 12/1/26; valued at $5,250)	5,000	5,000
HSBC Securities USA, Inc., (1.26%, dated 7/31/17, due 8/1/17; proceeds $5,000; fully collateralized by various Corporate Bonds, 0.00% - 4.63% due 5/15/23 - 6/10/44; valued at $5,251)	5,000	5,000
HSBC Securities USA, Inc., (1.36%, dated 7/31/17, due 8/1/17; proceeds $9,000; fully collateralized by various Corporate Bonds, 6.00% - 8.75% due 6/15/22 - 2/1/25; valued at $9,541)	9,000	9,000
JP Morgan Securities LLC, (1.79%, dated 4/20/17, due 1/22/18; proceeds $5,069; fully collateralized by various Corporate Bonds, 5.63% - 6.50% due 1/15/22 - 10/15/23; valued at $5,302) (Demand 8/21/17)	5,000	5,000
Mizuho Securities USA, Inc., (1.26%, dated 7/31/17, due 8/1/17; proceeds $16,001; fully collateralized by various Common Stocks; valued at $16,800)	16,000	16,000
Scotia Capital USA, Inc., (1.36%, dated 7/31/17, due 8/1/17; proceeds $31,001; fully collateralized by various Corporate Bonds, 4.00% - 9.10% due 9/15/17 - 12/1/22; valued at $32,881)	31,000	31,000
SG Americas Securities, (1.38%, dated 7/31/17, due 8/1/17; proceeds $15,001; fully collateralized by various Corporate Bonds, 1.75% - 7.88% due 1/15/18 - 5/15/45; valued at $15,883)	15,000	15,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,047 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/47; valued at $1,647,462)	1,000	1,000
Wells Fargo Securities LLC, (1.31%, dated 7/31/17, due 8/1/17; proceeds $17,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $17,850)	17,000	17,000
Wells Fargo Securities LLC, (1.66%, dated 7/21/17, due 9/21/17; proceeds $10,029; fully collateralized by various Corporate Bonds, 0.00% - 4.75% due 5/9/24 - 2/15/42; valued at $10,568)	10,000	10,000

Wells Fargo Securities LLC, (1.70%, dated 6/23/17, due 9/21/17; proceeds $4,017; fully collateralized by various Corporate Bonds, 2.88% - 5.88% due 3/12/20 - 8/8/56; valued at $4,200)	4,000	4,000
Total Repurchase Agreements (Cost $119,000)		119,000

Time Deposits (28.8%)
International Banks (28.8%)
Canadian Imperial Bank of Commerce
1.07%, 8/1/17	26,000	26,000
Credit Agricole CIB (Grand Cayman)
1.07%, 8/1/17	26,000	26,000
DNB Bank ASA (New York Branch)
1.07%, 8/1/17	26,000	26,000
National Bank of Canada (Montreal Branch)
1.06%, 8/1/17	26,000	26,000
Natixis (Grand Cayman)
1.08%, 8/1/17	26,000	26,000
Skandinaviska Enskilda Banken AB
1.07%, 8/1/17	23,000	23,000
Total Time Deposits (Cost $153,000)		153,000
Total Investments (99.9%) (Cost $531,283) (c)(d)		531,347
Other Assets in Excess of Liabilities (0.1%)		400
Net Assets (100.0%)		$531,747

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $66,000 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized appreciation of approximately $64,000.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	36.4%
Time Deposits	28.8
Repurchase Agreements	22.4
Commercial Paper	7.7
Other*	4.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Prime Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (3.0%)
Domestic Bank (0.5%)
Citibank NA
1.42%, 12/14/17	$21,000	$21,005

International Banks (2.5%)
Bank of Montreal
1.36%, 9/21/17	40,000	40,005
Oversea-Chinese Banking Corp.,
1.28%, 9/25/17	30,000	30,000
1.30%, 9/20/17	37,000	37,002
		107,007
Total Certificates of Deposit (Cost $128,000)		128,012

Commercial Paper (a) (10.6%)
Domestic Banks (1.8%)
ABN Amro Funding USA LLC
1.43%, 12/18/17	23,000	22,880
Toronto Dominion Holding
1.31%, 9/25/17 (b)	51,000	50,903
		73,783
Insurance (1.9%)
Metlife Short Term Funding LLC,
1.28%, 9/19/17 (b)	25,000	24,957
1.29%, 9/21/17	48,000	47,914
1.31%, 9/25/17	7,000	6,986
		79,857
International Banks (6.9%)
Banque Et Caisse,
1.44%, 1/10/18	55,000	54,675
1.45%, 1/12/18	14,000	13,916
DBS Bank Ltd.
1.30%, 9/22/17	70,000	69,878
Erste Abwicklungsanstalt
1.36%, 12/15/17	26,000	25,876
Federation Des Caisses
1.29%, 9/26/17	25,000	24,953
Suncorp-Metway Ltd.,
1.40%, 11/28/17 (b)	11,000	10,949
1.42%, 12/14/17 – 12/19/17	31,000	30,831
1.44%, 9/21/17 (b)	10,000	9,981
United Overseas Bank Ltd.,
1.30%, 9/21/17 – 9/22/17	50,000	49,913
		290,972
Total Commercial Paper (Cost $444,537)		444,612

Floating Rate Notes (36.5%)
Automobiles (4.0%)
Toyota Finance Australia Ltd.
1.42%, 1/18/18	20,000	20,009

Toyota Motor Credit Corp.,
1.38%, 2/16/18	45,000	45,006
1.41%, 3/15/18	40,000	40,011
1.44%, 3/23/18	45,000	45,014
Toyota Motor Finance Netherlands
1.43%, 4/24/18	20,000	20,002
		170,042
Diversified Financial Services (1.5%)
Collateralized Commercial Paper II Co., LLC,
1.41%, 12/27/17 (b)	28,000	28,011
1.42%, 12/27/17 – 2/26/18(b)	34,000	34,005
		62,016
Domestic Banks (5.3%)
Bank of America NA,
1.41%, 11/17/17	27,000	27,000
1.47%, 11/17/17	23,000	23,000
1.62%, 10/16/17	25,000	25,000
HSBC Bank USA NA
1.69%, 11/1/17	15,000	15,016
ING US Funding LLC,
1.37%, 11/13/17	45,000	45,012
1.41%, 11/6/17	23,000	23,008
JP Morgan Securities LLC,
1.40%, 1/25/18	45,000	45,013
1.68%, 11/1/17 (b)	20,000	20,021
		223,070
International Banks (25.7%)
ASB Finance Ltd. London
1.60%, 11/9/17 (b)	26,135	26,159
Bank of Montreal
1.36%, 11/20/17	45,000	45,008
BNZ International Funding Ltd.,
1.37%, 12/28/17 (b)	15,000	15,001
1.43%, 10/10/17 (b)	45,000	45,016
Commonwealth Bank of Australia
1.59%, 12/8/17 (b)	40,200	40,246
Credit Suisse AG
2.03%, 9/12/17	37,860	37,897
Erste Abwicklungsanstalt
1.45%, 10/27/17 (b)	35,000	35,013
HSBC Bank PLC,
1.57%, 9/15/17 (b)	19,000	19,009
1.64%, 11/10/17 (b)	21,000	21,022
Lloyds Bank PLC
1.73%, 12/20/17	20,900	20,935
National Australia Bank Ltd.,
1.33%, 1/29/18 (b)	45,000	44,997
1.47%, 12/1/17 (b)	27,000	27,014
Oversea-Chinese Banking Corp.,
1.37%, 11/20/17 (b)	23,000	23,005
1.37%, 11/21/17	20,000	20,004
1.44%, 9/26/17 (b)	27,000	27,009
Royal Bank of Canada,
1.41%, 9/20/17	25,000	25,007
1.69%, 10/24/17	19,000	19,019
Skandinaviska Enskilda Banken AB,
1.33%, 10/26/17	26,150	26,154

1.53%, 9/21/17	29,500	29,513
Sumitomo Mitsui Banking Corp.,
1.41%, 11/22/17	22,000	22,004
1.95%, 9/15/17	46,500	46,541
Sumitomo Mitsui Trust Bank Ltd.,
1.82%, 10/27/17	20,330	20,354
2.00%, 9/18/17	51,900	51,952
Svenska Handelsbanken AB,
1.35%, 12/27/17 – 1/25/18	128,000	128,007
1.45%, 9/27/17	25,000	25,008
Toronto Dominion Bank,
1.49%, 12/11/17	30,000	30,021
1.63%, 11/6/17	25,000	25,025
1.70%, 10/18/17	22,000	22,021
UBS AG
1.51%, 9/20/17	20,000	20,020
United Overseas Bank Ltd.
1.37%, 10/6/17 (b)	50,000	50,012
Westpac Banking Corp.
1.70%, 1/26/18 (b)	27,000	27,050
Westpac Securities NZ Ltd.,
1.34%, 12/19/17 (b)	50,000	50,003
1.61%, 11/2/17 (b)	16,000	16,014
		1,081,060
Total Floating Rate Notes (Cost $1,535,727)		1,536,188

Repurchase Agreements (31.5%)
ABN Amro Securities LLC, (1.26%, dated 7/31/17, due 8/1/17; proceeds $36,001; fully collateralized by various Corporate Bonds, 1.20% - 9.00% due 8/28/17 - 2/22/48; valued at $37,801)	36,000	36,000
Bank of Montreal, (1.26%, dated 7/31/17, due 8/1/17; proceeds $73,003; fully collateralized by various Corporate Bonds, 1.13% - 8.80% due 10/13/17 - 6/22/26; valued at $76,655)	73,000	73,000
Citigroup Global Markets, Inc., (1.31%, dated 7/31/17, due 8/1/17; proceeds $1,000; fully collateralized by various Common Stocks; valued at $1,050)	1,000	1,000
HSBC Securities USA, Inc., (1.26%, dated 7/31/17, due 8/1/17; proceeds $81,003; fully collateralized by various Corporate Bonds, 1.65% - 6.63% due 9/29/17 - 6/15/47; valued at $85,051)	81,000	81,000
HSBC Securities USA, Inc., (1.36%, dated 7/31/17, due 8/1/17; proceeds $73,003; fully collateralized by various Corporate Bonds, 5.50% - 11.00% due 2/15/19 - 3/15/29; valued at $77,382)	73,000	73,000
ING Financial Markets LLC, (1.26%, dated 7/31/17, due 8/1/17; proceeds $50,002; fully collateralized by various Corporate Bonds, 1.66% - 7.00% due 4/15/18 - 11/15/45; valued at $52,502)	50,000	50,000
JP Morgan Securities LLC, (1.79%, dated 4/20/17, due 1/22/18; proceeds $91,237; fully collateralized by various Corporate Bonds, 3.88% - 11.50% due 9/15/17 - 11/1/43; valued at $95,404) (Demand 8/21/17)	90,000	90,000
Mizuho Securities USA, Inc., (1.26%, dated 7/31/17, due 8/1/17; proceeds $182,006; fully collateralized by various Common Stocks and Preferred Stocks; valued at $191,100)	182,000	182,000
Scotia Capital USA, Inc., (1.36%, dated 7/31/17, due 8/1/17; proceeds $210,008; fully collateralized by various Corporate Bonds, 2.38% - 9.10% due 9/15/17 - 8/15/23; valued at $222,550)	210,000	210,000
SG Americas Securities, (1.33%, dated 7/31/17, due 8/1/17; proceeds $6,000; fully collateralized by various Common Stocks; valued at $6,300)	6,000	6,000

SG Americas Securities, (1.38%, dated 7/31/17, due 8/1/17; proceeds $85,003; fully collateralized by various Corporate Bonds, 0.00% - 11.38% due 9/8/17 – 2/6/47 (c); valued at $89,816)	85,000	85,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,047 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/47; valued at $1,647,462)	232,000	232,000
Wells Fargo Securities LLC, (1.31%, dated 7/31/17, due 8/1/17; proceeds $79,003; fully collateralized by various Common Stocks and Preferred Stocks; valued at $82,950)	79,000	79,000
Wells Fargo Securities LLC, (1.66%, dated 7/21/17, due 9/21/17; proceeds $70,200; fully collateralized by various Corporate Bonds, 2.50% - 9.00% due 8/15/17 – 6/5/2115(c); valued at $74,238)	70,000	70,000
Wells Fargo Securities LLC, (1.70%, dated 6/23/17, due 9/21/17; proceeds $60,255; fully collateralized by various Corporate Bonds, 0.00% - 8.88% due 5/26/18 – 7/15/41 (c); valued at $63,481)	60,000	60,000
Total Repurchase Agreements (Cost $1,328,000)		1,328,000

Time Deposits (18.4%)
International Banks (18.4%)
Canadian Imperial Bank of Commerce
1.07%, 8/1/17	210,000	210,000
Credit Agricole CIB (Grand Cayman)
1.07%, 8/1/17	71,000	71,000
DNB Bank ASA (New York Branch)
1.07%, 8/1/17	170,000	170,000
National Bank of Canada (Montreal Branch)
1.06%, 8/1/17	210,000	210,000
Natixis (Grand Cayman)
1.08%, 8/1/17	110,000	110,000
Skandinaviska Enskilda Banken AB
1.07%, 8/1/17	5,000	5,000
Total Time Deposits (Cost $776,000)		776,000
Total Investments (100.0%) (Cost $4,212,264) (d)(e)		4,212,812
Liabilities in Excess of Other Assets (0.0%) (f)		(152)
Net Assets (100.0%)		$4,212,660

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of July 31, 2017.

(d)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(e)

At July 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $555,000 and the aggregate gross unrealized depreciation is approximately $7,000, resulting in net unrealized appreciation of approximately $548,000.

(f)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	36.5%
Repurchase Agreements	31.5
Time Deposits	18.4
Commercial Paper	10.6
Other*	3.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Government Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (59.9%)
ABN Amro Securities LLC, (Interest in $700,000 joint repurchase agreement, 1.04% dated 7/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $700,020 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $713,880)	$150,000	$150,000
ABN Amro Securities LLC, (Interest in $1,400,000 joint repurchase agreement, 1.06% dated 7/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,400,041 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/1/47; valued at $1,441,030)	947,565	947,565
Bank of America, (1.06%, dated 7/31/17, due 8/1/17; proceeds $250,007; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 10/1/43 - 7/1/45; valued at $257,757)	250,000	250,000
Bank of Montreal, (1.00%, dated 5/31/17, due 9/20/17; proceeds $401,244; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 11/30/18 - 2/15/44; valued at $407,292) (Demand 8/7/17)	400,000	400,000
Bank of Montreal, (1.00%, dated 5/31/17, due 9/20/17; proceeds $250,778; fully collateralized by various U.S. Government obligations, 0.00% - 9.13% due 8/15/17 - 5/15/46; valued at $255,194) (Demand 8/7/17)	250,000	250,000
Bank of Montreal, (1.05%, dated 7/13/17, due 9/13/17; proceeds $215,389; fully collateralized by a U.S. Government agency security, 4.00% due 4/1/47 and various U.S. Government obligations, 0.75% - 1.25% due 1/31/20 - 2/15/42; valued at $221,722) (Demand 8/7/17)	215,000	215,000
Bank of Montreal, (1.05%, dated 7/31/17, due 8/1/17; proceeds $25,001; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 7/1/37 - 4/15/45; valued at $25,792)	25,000	25,000
Bank of Montreal, (1.05%, dated 7/31/17, due 8/1/17; proceeds $100,003; fully collateralized by various U.S. Government agency securities, 1.88% - 2.00% due 1/1/26 - 8/1/31; valued at $102,966)	100,000	100,000
Bank of Nova Scotia, (1.03%, dated 7/31/17, due 8/1/17; proceeds $200,006; fully collateralized by various U.S. Government obligations, 1.75% - 6.25% due 11/30/17 - 5/15/30; valued at $204,003)	200,000	200,000
Bank of Nova Scotia, (1.04%, dated 7/31/17, due 8/1/17; proceeds $1,832,053; fully collateralized by various U.S. Government agency securities, 0.80% - 6.50% due 12/28/17 - 5/15/58; valued at $1,886,827)	1,832,000	1,832,000
Bank of Nova Scotia, (1.06%, dated 9/22/16, due 9/21/17; proceeds $859,136; fully collateralized by various U.S. Government agency securities, 1.76% - 6.50% due 7/1/23 - 7/1/47; valued at $875,513) (Demand 8/7/17)	850,000	850,000
Barclays Capital, Inc., (1.04%, dated 7/31/17, due 8/1/17; proceeds $300,009; fully collateralized by various U.S. Government obligations, 0.00% - 6.13% due 10/19/17 - 2/15/45; valued at $305,996)	300,000	300,000
BNP Paribas Securities Corp., (1.01%, dated 6/1/17, due 9/20/17; proceeds $235,732; fully collateralized by various U.S. Government agency securities, 2.10% - 7.00% due 8/20/24 - 9/20/63 and U.S. Government obligations, 0.00% - 3.13% due 8/31/17 - 2/15/46; valued at $241,443) (Demand 8/7/17)	235,000	235,000

BNP Paribas Securities Corp., (Interest in $1,620,000 joint repurchase agreement, 1.04% dated 7/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,620,047 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $1,647,680)	800,000	800,000
BNP Paribas Securities Corp., (Interest in $250,000 joint repurchase agreement, 1.06% dated 7/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $250,007 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 7/20/47; valued at $257,158)	249,565	249,565
BNP Paribas Securities Corp., (1.09%, dated 6/15/17, due 9/21/17; proceeds $125,371; fully collateralized by various U.S. Government obligations, 0.00% - 8.88% due 2/15/19 - 2/15/45; valued at $127,428) (Demand 8/7/17)	125,000	125,000
BNP Paribas Securities Corp., (1.11%, dated 6/15/17, due 9/21/17; proceeds $250,755; fully collateralized by various U.S. Government agency securities, 2.13% - 8.00% due 3/1/26 - 9/20/64 and U.S. Government obligations, 0.00% - 8.75% due 10/12/17 - 7/31/24; valued at $257,055)	250,000	250,000
Citibank NA, (1.05%, dated 7/26/17, due 8/2/17; proceeds $500,102; fully collateralized by various U.S. Government agency securities, 0.00% - 9.00% due 9/1/17 - 9/15/65 and U.S. Government obligations, 0.00% - 6.00% due 8/31/17 - 5/15/47; valued at $511,842)	500,000	500,000
Citigroup Global Markets, Inc., (1.01%, dated 7/31/17, due 8/1/17; proceeds $100,003; fully collateralized by various U.S. Government obligations, 1.13% - 4.25% due 9/30/21 - 11/15/40; valued at $101,949)	100,000	100,000
Citigroup Global Markets, Inc., (1.04%, dated 7/26/17, due 8/2/17; proceeds $50,010; fully collateralized by various U.S. Government obligations, 0.00% due 9/21/17 - 10/12/17; valued at $51,013)	50,000	50,000
Credit Agricole Corp., (Interest in $1,600,000 joint repurchase agreement, 1.04% dated 7/31/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,600,046 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/47; valued at $1,631,532)	874,000	874,000
Credit Agricole Corp., (Interest in $1,250,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,250,037 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/47; valued at $1,286,604)	1,122,570	1,122,570
Credit Agricole Corp., (1.09%, dated 7/26/17, due 8/28/17; proceeds $279,279; fully collateralized by various U.S. Government obligations, 0.00% - 2.00% due 7/19/18 - 5/31/24; valued at $284,730)	279,000	279,000
Deutsche Bank Securities, Inc., (1.01%, dated 7/31/17, due 8/1/17; proceeds $200,006; fully collateralized by various U.S. Government obligations, 2.00% due 8/31/21 - 6/30/24; valued at $204,346)	200,000	200,000
Deutsche Bank Securities, Inc., (1.07%, dated 7/31/17, due 8/1/17; proceeds $175,005; fully collateralized by various U.S. Government obligations, 2.00% - 3.13% due 2/15/25 - 2/15/43; valued at $178,269)	175,000	175,000

Deutsche Bank Securities, Inc., (1.08%, dated 7/31/17, due 8/1/17; proceeds $175,005; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 7/1/27 - 8/1/47 and U.S. Government obligations, 1.63% - 2.00% due 8/31/21 - 2/15/26; valued at $179,545)	175,000	175,000
Federal Reserve Bank of New York, (1.00%, dated 7/31/17, due 8/1/17; proceeds $3,285,091; fully collateralized by various U.S. Government obligations, 1.38% - 2.50% due 5/31/21 - 8/15/23; valued at $3,289,020)	3,285,000	3,285,000
Goldman Sachs & Co., (0.95%, dated 7/31/17, due 8/1/17; proceeds $100,003; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/18; valued at $102,037)	100,000	100,000
Goldman Sachs & Co., (0.95%, dated 7/31/17, due 8/1/17; proceeds $200,005; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 11/15/17 - 2/15/41; valued at $204,266)	200,000	200,000
HSBC Securities USA, Inc., (1.04%, dated 7/28/17, due 8/4/17; proceeds $250,051; fully collateralized by various U.S. Government agency securities, 4.00% - 5.00% due 7/15/40 - 7/20/47; valued at $257,500)	250,000	250,000
ING Financial Markets LLC, (1.04%, dated 7/27/17, due 8/3/17; proceeds $250,051; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 3/1/26 - 11/1/46; valued at $257,502)	250,000	250,000
ING Financial Markets LLC, (1.04%, dated 7/31/17, due 8/1/17; proceeds $250,164; fully collateralized by various U.S. Government obligations, 0.13% - 2.75% due 2/28/21 - 2/15/46; valued at $254,940)	250,157	250,157
ING Financial Markets LLC, (1.05%, dated 7/31/17, due 8/1/17; proceeds $277,008; fully collateralized by various U.S. Government agency securities, 2.00% - 4.00% due 5/1/28 - 5/1/47; valued at $285,310)	277,000	277,000
ING Financial Markets LLC, (1.05%, dated 7/31/17, due 8/7/17; proceeds $275,056; fully collateralized by various U.S. Government agency securities, 3.50% - 5.00% due 11/1/25 - 7/1/47; valued at $283,255)	275,000	275,000
JP Morgan Securities LLC, (1.05%, dated 7/31/17, due 8/1/17; proceeds $500,015; fully collateralized by various U.S. Government agency securities, 0.00% - 7.25% due 1/8/18 - 6/28/41; valued at $510,032)	500,000	500,000
Merrill Lynch Pierce Fenner & Smith, (1.05%, dated 7/31/17, due 8/1/17; proceeds $200,006; fully collateralized by a U.S. Government obligation, 0.00% due 11/15/24; valued at $204,000)	200,000	200,000
Merrill Lynch Pierce Fenner & Smith, (Interest in $400,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Merrill Lynch Pierce Fenner & Smith, will repurchase the securities provided as collateral for $400,012 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 4/18/36; valued at $408,016)	399,565	399,565
Merrill Lynch Pierce Fenner & Smith, (1.06%, dated 7/31/17, due 8/1/17; proceeds $494,390; fully collateralized by a U.S. Government obligation, 1.50% due 3/31/22; valued at $505,000)	494,375	494,375
Merrill Lynch Pierce Fenner & Smith, (1.09%, dated 6/15/17, due 9/21/17; proceeds $501,484; fully collateralized by various U.S. Government agency securities, 2.13% - 4.50% due 6/20/32 - 7/15/52; valued at $515,088) (Demand 8/7/17)	500,000	500,000
Metlife Insurance Company, (1.08%, dated 7/31/17, due 8/1/17; proceeds $300,010; fully collateralized by various U.S. Government obligations, 1.00% - 2.75% due 8/15/18 - 11/15/42; valued at $305,629)	300,001	300,001

Mizuho Securities USA, Inc., (1.05%, dated 7/27/17, due 8/3/17; proceeds $350,071; fully collateralized by various U.S. Government agency securities, 2.43% - 5.50% due 9/1/23 - 3/1/47; valued at $360,568)	350,000	350,000
Natixis, (Interest in $2,200,000 joint repurchase agreement, 1.04% dated 7/31/17 under which Natixis, will repurchase the securities provided as collateral for $2,200,064 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,245,440)	625,000	625,000
Natixis, (Interest in $2,050,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Natixis, will repurchase the securities provided as collateral for $2,050,060 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 7/1/47; valued at $2,075,276)	2,050,000	2,050,000
Nomura Securities, (1.06%, dated 7/31/17, due 8/1/17; proceeds $2,127,063; fully collateralized by various U.S. Government agency securities, 0.00% - 9.50% due 8/25/17 - 6/20/67 and U.S. Government obligations, 0.00% - 1.88% due 1/31/18 - 2/15/43; valued at $2,190,392)	2,127,000	2,127,000
Prudential Legacy Insurance Company of New Jersey, (1.07%, dated 7/31/17, due 8/1/17; proceeds $710,659; fully collateralized by various U.S. Government obligations, 0.01% - 4.25% due 2/15/22 - 11/15/45; valued at $724,050)	710,638	710,638
RBC Capital Markets LLC, (1.05%, dated 7/3/17, due 9/1/17; proceeds $100,175; fully collateralized by various U.S. Government obligations, 0.13% - 3.38% due 4/15/18 - 4/15/32; valued at $101,933) (Demand 8/7/17)	100,000	100,000
RBC Capital Markets LLC, (1.06%, dated 7/13/17, due 9/21/17; proceeds $250,515; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 1/1/32 - 7/1/47; valued at $257,474) (Demand 8/7/17)	250,000	250,000
RBC Capital Markets LLC, (1.08%, dated 6/15/17, due 8/10/17; proceeds $500,840; fully collateralized by various U.S. Government agency securities, 3.00% - 5.29% due 10/15/42 - 10/20/64 and U.S. Government obligations, 0.13% - 3.88% due 4/15/21 - 4/15/29; valued at $512,463) (Demand 8/7/17)	500,000	500,000
RBC Capital Markets LLC, (1.09%, dated 6/15/17, due 9/21/17; proceeds $501,484; fully collateralized by various U.S. Government agency securities, 2.26% - 6.00% due 12/1/23 - 7/20/47; valued at $515,254) (Demand 8/7/17)	500,000	500,000
RBC Capital Markets LLC, (1.10%, dated 6/19/17, due 9/5/17; proceeds $50,119; fully collateralized by various U.S. Government agency securities, 2.24% - 6.00% due 1/1/27 - 10/20/64; valued at $51,504)	50,000	50,000
RBC Capital Markets LLC, (1.11%, dated 6/15/17, due 9/21/17; proceeds $998,007; fully collateralized by various U.S. Government agency securities, 1.93% - 6.00% due 1/1/27 - 4/20/65 and U.S. Government obligations, 0.00% - 2.25% due 1/25/18 - 12/31/23; valued at $1,024,655)	995,000	995,000
Societe Generale, (1.05%, dated 7/11/17, due 8/14/17; proceeds $250,248; fully collateralized by various U.S. Government obligations, 0.13% - 2.13% due 4/30/18 - 2/15/46; valued at $255,423) (Demand 8/7/17)	250,000	250,000
Societe Generale, (1.07%, dated 7/31/17, due 8/1/17; proceeds $200,006; fully collateralized by various U.S Government agency securities, 5.97% - 6.00% due 9/1/20 - 2/15/38 and U.S. Government obligations, 0.00% - 4.75% due 7/19/18 - 5/15/42; valued at $203,998)	200,000	200,000

TD Securities USA LLC, (1.05%, dated 7/27/17, due 8/3/17; proceeds $150,031; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 5/1/26 - 3/1/47 and U.S. Government obligations, 1.63% - 3.00% due 10/31/22 - 2/15/46; valued at $153,994)	150,000	150,000
TD Securities USA LLC, (1.06%, dated 7/31/17, due 8/1/17; proceeds $300,009; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 9/1/28 - 4/1/47; valued at $308,934)	300,000	300,000
Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 1.05% dated 7/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,010 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/30/19; valued at $356,364)	100,000	100,000
Wells Fargo Securities LLC, (Interest in $1,600,000 joint repurchase agreement, 1.06% dated 7/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $1,600,047 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 8/1/47; valued at $1,647,462)	1,366,660	1,366,660
Wells Fargo Securities LLC, (1.13%, dated 6/15/17, due 9/21/17; proceeds $601,846; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 7/1/32 - 8/1/47; valued at $618,051)	600,000	600,000
Total Repurchase Agreements (Cost $29,160,096)		29,160,096

U.S. Agency Securities (34.8%)
Federal Farm Credit Bank,
1.10%, 6/28/18 (a)	50,000	50,000
1.12%, 8/8/18 – 9/4/18 (a)	178,000	178,001
1.14%, 10/22/18 – 11/9/18 (a)	250,000	249,998
1.18%, 3/29/19 (a)	250,000	249,989
1.21%, 4/20/18 (a)	98,000	97,996
1.22%, 11/22/17 (a)	175,000	175,000
1.24%, 2/20/18 (a)	56,000	56,000
1.26%, 8/28/17 – 7/5/18 (a)	465,000	464,999
1.28%, 8/10/17 (a)	21,000	21,000
1.34%, 8/29/18 (a)	140,000	140,000
1.35%, 12/4/17 (a)	200,000	200,000
Federal Home Loan Bank,
0.65%, 8/1/17 – 8/11/17 (b)	442,000	441,951
0.67%, 8/16/17 (b)	200,000	199,944
0.68%, 8/22/17 (b)	200,000	199,921
0.70%, 8/23/17 (b)	125,000	124,947
0.95%, 8/24/17 – 8/25/17 (a)	170,000	170,000
0.96%, 9/7/17 (a)	100,000	100,000
0.98%, 2/23/18 (a)	329,000	329,000
0.98%, 9/14/17 (b)	400,000	399,521
0.99%, 8/14/17 – 10/6/17 (a)	295,000	295,000
1.00%, 8/21/17 – 2/28/18 (a)	820,000	820,000
1.01%, 11/24/17 (a)	100,000	100,000
1.01%, 9/6/17 (b)	54,000	53,945
1.02%, 10/2/17 – 2/22/18 (a)	525,000	525,000
1.02%, 9/20/17 (b)	735,000	733,967
1.03%, 9/21/17 (b)	242,000	241,649
1.03%, 2/16/18 (a)	105,000	105,000
1.04%, 10/20/17 (a)	30,000	30,000
1.04%, 9/13/17 – 9/19/17 (b)	755,000	754,033

1.05%, 3/7/18 – 6/5/18 (a)	695,000	694,976
1.06%, 1/29/18 (a)	150,000	149,993
1.07%, 2/5/18 – 4/25/18 (a)	675,000	674,986
1.08%, 3/16/18 – 3/29/18 (a)	1,035,000	1,034,997
1.09%, 11/1/17 – 10/19/18 (a)	796,000	795,987
1.11%, 10/22/18 (a)	630,000	630,000
1.12%, 12/12/17 – 12/14/17 (b)	595,900	593,428
1.13%, 12/21/18 – 12/27/18 (a)	570,000	569,959
1.14%, 12/15/17 (b)	250,000	248,933
1.14%, 8/21/17 (a)	179,000	178,999
1.16%, 8/23/17 (a)	57,250	57,250
1.17%, 8/25/17 (a)	100,000	100,000
1.18%, 8/21/17 – 11/28/17 (a)	1,203,000	1,203,000
1.20%, 9/7/17 – 3/8/18 (a)	495,000	494,997
1.21%, 8/28/17 – 9/13/17 (a)	273,000	273,000
1.22%, 10/2/17 (a)	200,000	200,000
1.26%, 8/3/17 (a)	160,000	160,000
1.32%, 2/5/18 (a)	250,000	250,000
Federal Home Loan Mortgage Corporation,
1.20%, 12/21/17 (a)	200,000	200,000
1.24%, 3/8/18 (a)	95,000	95,000
1.27%, 1/8/18 (a)	225,000	225,000
Federal National Mortgage Association,
1.23%, 9/8/17 (a)	123,000	122,999
1.24%, 10/5/17 (a)	200,000	200,000
1.28%, 1/11/18 (a)	260,000	260,000
Total U.S. Agency Securities (Cost $16,920,360)		16,920,360

U.S. Treasury Securities (5.3%)
U.S. Treasury Notes,
1.36%, 7/31/18 (a)	50,000	50,097
1.37%, 4/30/18 (a)	125,000	125,155
1.46%, 1/31/18 (a)	185,000	185,305
0.63%, 8/31/17	856,000	855,934
0.88%, 8/15/17	200,000	200,011
1.88%, 8/31/17	1,156,000	1,157,084
Total U.S. Treasury Securities (Cost $2,573,586)		2,573,586
Total Investments (100.0%) (Cost $48,654,042) (c)(d)		48,654,042
Other Assets in Excess of Liabilities (0.0%) (e)		6,566
Net Assets (100.0%)		$48,660,608

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	59.9%
U.S. Agency Securities	34.8
U.S. Treasury Securities	5.3
Total Investments	100.0%

Government Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreement (43.7%)
Federal Reserve Bank of New York, (1.00%, dated 7/31/17, due 8/1/17; proceeds $8,405,233; fully collateralized by various U.S. Government obligations, 1.63% - 4.25% due 3/31/21 - 5/15/42; valued at $8,414,311) (Cost $8,405,000)	$8,405,000	$8,405,000

U.S. Agency Securities (50.2%)
Federal Farm Credit Bank,
0.68%, 9/7/17 (a)	100,000	99,930
1.08%, 7/10/18 (b)	35,000	35,000
1.10%, 6/28/18 (b)	25,000	25,000
1.10%, 12/6/17 (a)	30,000	29,884
1.11%, 7/6/18 (b)	50,000	50,000
1.12%, 9/4/18 – 11/30/18(b)	105,000	105,000
1.13%, 2/7/18 (b)	200,000	200,000
1.14%, 11/9/18 (b)	75,000	74,991
1.17%, 11/20/17 (b)	75,000	75,000
1.18%, 3/29/19 (b)	25,000	24,999
1.22%, 9/25/17 – 11/22/17(b)	185,000	185,000
1.24%, 2/20/18 (b)	23,000	23,000
1.25%, 11/13/17 (b)	50,000	49,998
1.26%, 8/4/17 – 7/5/18(b)	42,000	42,000
1.27%, 8/29/17 (b)	2,000	2,000
1.29%, 10/22/18 (b)	25,000	25,050
1.30%, 2/8/18 (b)	100,000	100,000
1.34%, 8/29/18 (b)	125,000	125,000
Federal Home Loan Bank,
0.65%, 8/1/17 – 8/11/17(a)	105,000	104,987
0.83%, 8/16/17(a)	138,386	138,338
0.95%, 8/24/17 – 8/25/17(b)	325,000	325,000
0.96%, 8/23/17(a)	300,000	299,825
0.96%, 9/1/17 – 9/7/17(b)	113,000	113,002
0.98%, 2/23/18(b)	137,000	137,000
0.98%, 9/14/17 – 9/22/17(a)	328,000	327,576
0.99%, 8/14/17 – 10/6/17(b)	81,000	81,000
1.00%, 11/13/17 – 11/24/17(b)	380,000	380,000
1.01%, 11/24/17 (b)	130,000	130,000
1.01%, 8/2/17 – 8/9/17(a)	1,675,841	1,675,700
1.02%, 10/2/17 – 2/22/18(b)	400,000	400,000
1.02%, 8/18/17(a)	15,700	15,693
1.03%, 9/26/17 (a)	300,000	299,519
1.03%, 2/12/18 – 2/16/18(b)	1,300,000	1,300,000
1.04%, 10/20/17 (b)	14,000	14,000
1.04%, 9/15/17 – 9/20/17(a)	312,000	311,558
1.05%, 3/7/18 – 6/5/18(b)	210,000	209,994
1.06%, 1/29/18 (b)	93,250	93,246
1.07%, 2/5/18 – 4/25/18(b)	170,000	169,993
1.08%, 3/16/18 – 3/29/18(b)	290,000	289,997
1.09%, 5/25/18 – 10/19/18(b)	286,000	285,989
1.11%, 10/22/18 (b)	200,000	200,000
1.12%, 12/12/17 (a)	85,000	84,650
1.14%, 8/9/17 (b)	23,325	23,326
1.18%, 8/21/17 – 8/22/17(b)	167,000	167,000
1.21%, 8/28/17 (b)	150,000	150,000
1.22%, 8/18/17 – 10/2/17(b)	204,500	204,500
1.24%, 10/27/17 (b)	84,800	84,821
1.26%, 8/3/17 (b)	10,000	10,000
1.28%, 11/17/17 (b)	250,000	250,000

1.30%, 12/7/17 (b)	30,000	30,013
1.32%, 2/5/18 (b)	91,100	91,105
Total U.S. Agency Securities (Cost $9,669,684)		9,669,684

U.S. Treasury Securities (6.8%)
U.S. Treasury Bills,
1.03%, 8/15/17 (c)(d)	150,000	149,941
0.86%, 8/3/17 (c)	95,000	94,995
1.12%, 12/14/17 (c)	610,000	607,484
U.S. Treasury Notes,
0.63%, 8/31/17	110,000	109,996
1.88%, 8/31/17	265,000	265,252
2.25%, 11/30/17	85,000	85,316
Total U.S. Treasury Securities (Cost $1,312,984)		1,312,984
Total Investments (100.7%) (Cost $19,387,668) (e)(f)(g)		19,387,668
Liabilities in Excess of Other Assets (-0.7%)		(138,843)
Net Assets (100.0%)		$19,248,825

(a)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(c)	Rate shown is the yield to maturity at July 31, 2017.
(d)	All or a portion of the security is subject to delayed delivery.
(e)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(f)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Agency Securities	49.9%
Repurchase Agreement	43.3
U.S. Treasury Securities	6.8
Total Investments	100.0%

Treasury Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Repurchase Agreements (67.1%)
ABN Amro Securities LLC, (Interest in $700,000 joint repurchase agreement, 1.04% dated 7/31/17 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $700,020 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $713,880)	$550,000	$550,000
Bank of Montreal, (1.00%, dated 5/31/17, due 9/20/17; proceeds $100,311; fully collateralized by various U.S. Government obligations, 0.63% - 3.00% due 2/28/18 - 8/15/46; valued at $101,994) (Demand 8/7/17)	100,000	100,000
Bank of Montreal, (1.00%, dated 5/31/17, due 9/20/17; proceeds $50,156; fully collateralized by various U.S. Government obligations, 0.00% - 9.00% due 8/3/17 - 11/15/46; valued at $51,000) (Demand 8/7/17)	50,000	50,000
Bank of Montreal, (1.00%, dated 7/31/17, due 8/1/17; proceeds $250,007; fully collateralized by various U.S. Government obligations, 1.25% - 1.75% due 6/30/19 - 9/30/23; valued at $254,924)	250,000	250,000
Bank of Nova Scotia, (1.03%, dated 9/22/16, due 9/21/17; proceeds $909,346; fully collateralized by various U.S. Government obligations, 0.13% - 5.38% due 11/30/17 - 5/15/46; valued at $917,355) (Demand 8/7/17)	900,000	900,000
Bank of Nova Scotia, (1.03%, dated 7/31/17, due 8/1/17; proceeds $300,009; fully collateralized by various U.S. Government obligations, 0.63% - 2.75% due 8/31/17 - 5/15/27; valued at $306,016)	300,000	300,000
Barclays Capital, Inc., (1.04%, dated 7/31/17, due 8/1/17; proceeds $300,009; fully collateralized by various U.S. Government obligations, 0.75% - 7.63% due 11/30/17 - 2/15/44; valued at $306,025)	300,000	300,000
BNP Paribas Securities Corp., (Interest in $1,620,000 joint repurchase agreement, 1.04% dated 7/31/17 under which BNP Paribas Securities Corp., will repurchase the securities provided as collateral for $1,620,047 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/46; valued at $1,647,680)	815,000	815,000
BNP Paribas Securities Corp., (1.08%, dated 6/15/17, due 9/21/17; proceeds $250,735; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 5/15/18 - 2/15/46; valued at $255,064) (Demand 8/7/17)	250,000	250,000
BNP Paribas Securities Corp., (1.09%, dated 6/28/17, due 9/21/17; proceeds $75,193; fully collateralized by various U.S. Government obligations, 0.00% - 9.00% due 10/12/17 - 1/15/29; valued at $76,446)	75,000	75,000
BNP Paribas Securities Corp., (1.10%, dated 6/20/17, due 9/21/17; proceeds $75,213; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 11/15/17 - 8/15/45; valued at $76,457)	75,000	75,000
Citigroup Global Markets, Inc., (1.04%, dated 7/26/17, due 8/2/17; proceeds $400,081; fully collateralized by various U.S. Government obligations, 1.38% - 2.38% due 2/15/20 - 8/15/24; valued at $408,252)	400,000	400,000

Credit Agricole Corp., (Interest in $1,600,000 joint repurchase agreement, 1.04% dated 7/31/17 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $1,600,046 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 5/15/47; valued at $1,631,532)	726,000	726,000
Deutsche Bank Securities, Inc., (1.01%, dated 7/31/17, due 8/1/17; proceeds $200,006; fully collateralized by various U.S. Government obligations, 2.00% due 8/31/21 - 6/30/24; valued at $204,346)	200,000	200,000
Federal Reserve Bank of New York, (1.00%, dated 7/31/17, due 8/1/17; proceeds $1,175,033; fully collateralized by a U.S. Government obligation, 2.00% due 2/15/23; valued at $1,170,600)	1,175,000	1,175,000
Goldman Sachs & Co., (0.95%, dated 7/31/17, due 8/1/17; proceeds $200,005; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 11/15/17 - 11/15/46; valued at $203,963)	200,000	200,000
ING Financial Markets LLC, (1.04%, dated 7/31/17, due 8/1/17; proceeds $251,449; fully collateralized by various U.S. Government obligations, 0.13% - 2.13% due 4/15/18 - 2/15/44; valued at $257,240)	251,442	251,442
JP Morgan Securities LLC, (1.04%, dated 7/31/17, due 8/1/17; proceeds $120,003; fully collateralized by various U.S. Government obligations, 1.13% - 2.00% due 8/31/21 - 11/15/26; valued at $122,402)	120,000	120,000
JP Morgan Securities LLC, (1.04%, dated 7/31/17, due 8/1/17; proceeds $380,011; fully collateralized by various U.S. Government obligations, 2.00% - 2.25% due 11/30/22 - 11/15/25; valued at $387,603)	380,000	380,000
Merrill Lynch Pierce Fenner & Smith, (1.04%, dated 7/31/17, due 8/1/17; proceeds $100,003; fully collateralized by a U.S. Government obligation, 0.13% due 4/15/18; valued at $102,037)	100,000	100,000
Natixis, (Interest in $2,200,000 joint repurchase agreement, 1.04% dated 7/31/17 under which Natixis, will repurchase the securities provided as collateral for $2,200,064 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/46; valued at $2,245,440)	1,575,000	1,575,000
Nomura Securities, (1.04%, dated 7/31/17, due 8/1/17; proceeds $250,007; fully collateralized by various U.S. Government obligations, 0.00% - 3.63% due 4/26/18 - 11/15/45; valued at $254,612)	250,000	250,000
Prudential Legacy Insurance Company of New Jersey, (1.07%, dated 7/31/17, due 8/1/17; proceeds $477,702; fully collateralized by various U.S. Government obligations, 0.01% due 5/15/27 - 11/15/45; valued at $486,375)	477,688	477,688
RBC Capital Markets LLC, (1.05%, dated 7/3/17, due 9/1/17; proceeds $200,350; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 2/15/18 - 11/15/43; valued at $204,030) (Demand 8/7/17)	200,000	200,000
RBC Capital Markets LLC, (1.09%, dated 6/20/17, due 9/14/17; proceeds $150,391; fully collateralized by various U.S. Government obligations, 1.25% - 3.63% due 7/31/18 - 1/15/26; valued at $152,706)	150,000	150,000
TD Securities USA LLC, (1.04%, dated 7/27/17, due 8/3/17; proceeds $150,030; fully collateralized by various U.S. Government obligations, 1.13% - 3.63% due 12/15/18 - 8/15/43; valued at $152,887)	150,000	150,000

Wells Fargo Securities LLC, (Interest in $350,000 joint repurchase agreement, 1.05% dated 7/31/17 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $350,010 on 8/1/17. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/30/19; valued at $356,364)	250,000	250,000
Wells Fargo Securities LLC, (1.12%, dated 6/15/17, due 9/21/17; proceeds $250,762; fully collateralized by various U.S. Government obligations, 0.63% - 1.88% due 8/31/17 - 7/31/22; valued at $254,936)	250,000	250,000
Wells Fargo Securities LLC, (1.12%, dated 6/16/17, due 9/21/17; proceeds $225,679; fully collateralized by various U.S. Government obligations, 0.88% - 1.88% due 8/15/17 - 10/31/22; valued at $229,636)	225,000	225,000
Total Repurchase Agreements (Cost $10,745,130)		10,745,130

U.S. Treasury Securities (32.9%)
U.S. Treasury Bill
1.12%, 12/14/17(a)	725,000	722,009
U.S. Treasury Notes,
0.63%, 8/31/17	372,000	371,969
0.88%, 8/15/17	47,000	47,002
1.32%, 1/31/19(b)	255,000	255,384
1.35%, 10/31/17 – 10/31/18(b)	1,019,000	1,019,179
1.36%, 7/31/18(b)	97,000	97,138
1.37%, 4/30/18(b)	2,050,000	2,050,795
1.46%, 1/31/18(b)	260,000	260,100
1.88%, 8/31/17	458,000	458,415
Total U.S. Treasury Securities (Cost $5,281,991)		5,281,991
Total Investments (100.0%) (Cost $16,027,121) (c)(d)		16,027,121
Liabilities in Excess of Other Assets (0.0%) (e)		(2,944)
Net Assets (100.0%)		$16,024,177

(a)	Rate shown is the yield to maturity at July 31, 2017.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(e)	Amount is less than 0.05%.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	67.0%
U.S. Treasury Securities	33.0
Total Investments	100.0%

Treasury Securities Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (99.7%)
U.S. Treasury Bills,
0.72%, 8/3/17(a)	$105,000	$104,996
0.94%, 8/17/17(a)	3,259,000	3,257,658
0.97%, 8/24/17(a)	2,100,000	2,098,712
1.02%, 9/14/17 - 9/21/17(a)	1,829,300	1,826,756
1.05%, 10/19/17 (a)	125,000	124,716
1.12%, 12/14/17(a)	835,000	831,552
U.S. Treasury Notes,
0.63%, 8/31/17 - 9/30/17	1,684,000	1,682,934
0.88%, 8/15/17	323,040	323,031
1.00%, 9/15/17	548,000	548,001
1.32%, 1/31/19 (b)	25,000	25,038
1.35%, 10/31/17 - 10/31/18(b)	1,632,331	1,633,607
1.36%, 7/31/18 (b)	846,000	847,281
1.37%, 4/30/18 (b)	1,219,000	1,219,712
1.46%, 1/31/18 (b)	497,000	497,341
1.88%, 8/31/17 - 9/30/17	2,523,931	2,527,084
4.75%, 8/15/17	510,000	510,732
Total Investments (99.7%) (Cost $18,059,151) (c)(d)		18,059,151
Other Assets in Excess of Liabilities (0.3%)		52,431
Net Assets (100.0%)		$18,111,582

(a)	Rate shown is the yield to maturity at July 31, 2017.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2017.
(c)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio did not engage in any cross-trade transactions.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%

Tax-Exempt Portfolio

Portfolio of Investments

Third Quarter Report

July 31, 2017 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (95.5%)
Weekly Variable Rate Bonds (67.0%)
Austin, TX, Water & Wastewater System Ser 2008
0.82%, 5/15/31	$6,425	$6,425
California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2
0.80%, 4/1/46	2,900	2,900
Colorado Springs, CO,
Utilities System Sub Lien Ser 2004 A
0.83%, 11/1/23	1,750	1,750
Utilities System Sub Lien Ser 2005 A
0.86%, 11/1/35	2,000	2,000
Utilities System Sub Lien Ser 2009 C
0.82%, 11/1/28	3,000	3,000
District of Columbia, The Pew Charitable Trusts Ser 2008 A
0.82%, 4/1/38	5,615	5,615
District of Columbia Water & Sewer Authority, Public Utility SE
0.82%, 10/1/50	2,160	2,160
Gainesville, FL, Utilities System 2012 Ser B
0.82%, 10/1/42	2,000	2,000
Houston, TX,
Combined Utility System First Lien Ser 2004 B-2
0.82%, 5/15/34	5,425	5,425
Combined Utility System First Lien Ser 2004 B-5
0.82%, 5/15/34	1,800	1,800
King County, WA, Limited Tax Sewer Ser 2010 A
0.88%, 1/1/40	2,015	2,015
Massachusetts Water Resources Authority, Gen Ser 2008 A-3
0.89%, 8/1/37	3,700	3,700
Metropolitan Transportation Authority, NY,
Ser 2005 E Subser E-2
0.82%, 11/1/35	2,150	2,150
Transportation Ser 2005 E Subser E-3
0.83%, 11/1/35	5,000	5,000
Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2
0.84%, 10/1/39	4,100	4,100
Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 C
0.86%, 11/15/19	2,500	2,500
New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co., Ser 2005 Subser A-2
0.82%, 5/1/39	5,800	5,800
North Texas Tollway Authority, TX, Ser 2009 D
0.82%, 1/1/49	2,600	2,600
Orlando Utilities Commission, FL, Utility System Ser 2015 B
0.80%, 10/1/39	6,500	6,500
Texas Transportation Commission,
Mobility Fund Ser 2006 B
0.80%, 4/1/36	6,500	6,500
State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1
0.81%, 4/1/32	1,000	1,000
Triborough Bridge & Tunnel Authority, NY, Ser 2002 F
0.78%, 11/1/32	7,300	7,300
Utah State, Associated Municipal Power Systems, Horse Butte Wind Project, Variable Rate Demand Revenue Bonds, Series 2012 B
0.82%, 9/1/32	4,800	4,800
Utah Water Finance Agency, Ser 2008 B
0.85%, 10/1/37	7,500	7,500

Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs
0.81%, 6/1/23	6,640	6,640
		101,180
Daily Variable Rate Bonds (20.6%)
JP Morgan Chase & Co., MA, 2015 Ser C PUTTERs Ser 5005
0.80%, 6/1/18 (a)	3,400	3,400
JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012
0.80%, 11/1/19 (a)	3,400	3,400
Mississippi Business Finance Corporation, Chevron USA Ser 2010 G
0.72%, 11/1/35	7,300	7,300
New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2015 Subser BB-4
0.72%, 6/15/50	3,200	3,200
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5
0.84%, 5/1/34	7,300	7,300
New York City, NY, Fiscal 2008 Ser J Subser J-3
0.84%, 8/1/23	6,500	6,500
		31,100
Commercial Paper (7.9%)
Gainesville, FL,
Utilities System 1992 Ser C
0.82%, 8/2/17	1,500	1,500
0.89%, 9/6/17	1,000	1,000
0.90%, 8/22/17	2,000	2,000
Harris County, TX, Notes Ser A-1
0.89%, 8/17/17	2,000	2,000
Houston, TX, Ser G-2
0.84%, 8/3/17	5,500	5,500
		12,000
Total Investments (95.5%) (Cost $144,280) (b)(c)		144,280
Other Assets in Excess of Liabilities (4.5%)		6,848
Net Assets (100.0%)		$151,128

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2017, the Portfolio engaged in cross-trade purchases of approximately $5,850,000, and sales of approximately $2,700,000 which resulted in no net realized gains or losses.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	70.1%
Daily Variable Rate Bonds	21.6
Commercial Paper	8.3
Total Investments	100.0%

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
New York	$43,150	28.6%
Texas	31,250	20.7
Florida	13,000	8.6
Utah	12,300	8.1
District of Columbia	11,875	7.9
Mississippi	7,300	4.8
Massachusetts	7,100	4.7
Colorado	6,750	4.5
Maryland	6,640	4.4
California	2,900	1.9
Washington	2,015	1.3
	$144,280	95.5%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • July 31, 2017 (unaudited)

Security Valuation: (1) Government, Government Securities, Treasury and Treasury Securities: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (2) Money Market, Prime and Tax-Exempt: Portfolio securities are valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price is not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures, established by and under the general supervision of the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Portfolio would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Portfolio’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of July 31, 2017.

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$25,002	$—	$25,002
Commercial Paper	—	41,063	—	41,063
Floating Rate Notes	—	193,282	—	193,282
Repurchase Agreements	—	119,000	—	119,000
Time Deposits	—	153,000	—	153,000
Total Assets	$—	$531,347	$—	$531,347

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$128,012	$—	$128,012
Commercial Paper	—	444,612	—	444,612
Floating Rate Notes	—	1,536,188	—	1,536,188
Repurchase Agreements	—	1,328,000	—	1,328,000
Time Deposits	—	776,000	—	776,000
Total Assets	$—	$4,212,812	$—	$4,212,812

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$29,160,096	$—	$29,160,096
U.S. Agency Securities	—	16,920,360	—	16,920,360
U.S. Treasury Securities	—	2,573,586	—	2,573,586
Total Assets	$—	$48,654,042	$—	$48,654,042

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$8,405,000	$—	$8,405,000
U.S. Agency Securities	—	9,669,684	—	9,669,684
U.S. Treasury Securities	—	1,312,984	—	1,312,984
Total Assets	$—	$19,387,668	$—	$19,387,668

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$10,745,130	$—	$10,745,130
U.S. Treasury Securities	—	5,281,991	—	5,281,991
Total Assets	$—	$16,027,121	$—	$16,027,121

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$18,059,151	$—	$18,059,151
Total Assets	$—	$18,059,151	$—	$18,059,151

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Tax-Exempt Instruments
Weekly Variable Rate Bonds	$—	$101,180	$—	$101,180
Daily Variable Rate Bonds	—	31,100	—	31,100
Commercial Paper	—	12,000	—	12,000
Total Assets	$—	$144,280	$—	$144,280

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of July 31, 2017, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 19, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2017